Retirement and Benefit Programs (Details 3) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Defined Benefit Plans
Target (as a percent)	100.00%	100.00%
Actual (as a percent)	100.00%	100.00%
Fair value of plan's investments	$ 8,358,000	$ 8,095,000	$ 7,949,000
Expected contributions to the plans during fiscal 2014	300,000
Estimated future benefit payments
Fiscal Year Ending 2014	556,000
Fiscal Year Ending 2015	559,000
Fiscal Year Ending 2016	583,000
Fiscal Year Ending 2017	597,000
Fiscal Year Ending 2018	594,000
Five years ended 2023	2,974,000
Recurring
Defined Benefit Plans
Fair value of plan's investments	8,358,000	8,095,000
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans
Fair value of plan's investments	8,358,000	8,095,000
Equity Securities
Defined Benefit Plans
Target (as a percent)	59.00%	49.00%
Actual (as a percent)	58.00%	55.00%
Debt Securities
Defined Benefit Plans
Target (as a percent)	41.00%	51.00%
Actual (as a percent)	42.00%	45.00%
Money market funds | Recurring
Defined Benefit Plans
Fair value of plan's investments	387,000	359,000
Money market funds | Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans
Fair value of plan's investments	387,000	359,000
Fixed income mutual funds | Recurring
Defined Benefit Plans
Fair value of plan's investments	3,543,000	3,676,000
Fixed income mutual funds | Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans
Fair value of plan's investments	3,543,000	3,676,000
Equity mutual funds | Recurring
Defined Benefit Plans
Fair value of plan's investments	1,854,000	1,827,000
Equity mutual funds | Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans
Fair value of plan's investments	1,854,000	1,827,000
International equity funds | Recurring
Defined Benefit Plans
Fair value of plan's investments	1,127,000	1,127,000
International equity funds | Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans
Fair value of plan's investments	1,127,000	1,127,000
Balanced mutual funds | Recurring
Defined Benefit Plans
Fair value of plan's investments	1,447,000	1,106,000
Balanced mutual funds | Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans
Fair value of plan's investments	$ 1,447,000	$ 1,106,000